Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Nov. 01, 2018	Dec. 31, 2017
Derecognition of Financial Assets by Type of Transfer [Line Items]
Contract assets	$ 267,800,000		$ 258,900,000
Factoring of receivables from facility program
Derecognition of Financial Assets by Type of Transfer [Line Items]
Agreement to sell trade receivables, maximum capacity	$ 250,000,000	$ 200,000,000.0
Term of agreement extensions	1 year
Accounts receivable sold during period	$ 130,000,000		80,000,000
Factoring of receivables from supplier financing program
Derecognition of Financial Assets by Type of Transfer [Line Items]
Accounts receivable sold during period	$ 50,000,000		$ 52,300,000